Segment Information Level 4 (Details) - Long Lived Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 1,255	$ 1,241
United States [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	653	590
Netherlands [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	155	184
Germany [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	103	109
Other international [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 344	$ 358